As filed with the SEC on January __, 1999            Registration No. 333-06701




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    Form N-4

                             REGISTRATION STATEMENT
                                     under
                         THE SECURITIES ACT OF 1933 ___




                       PRE-EFFECTIVE AMENDMENT NO. 1 ___
                       POST-EFFECTIVE AMENDMENT NO. 4 _X_
                                      and
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 ___


                       POST-EFFECTIVE AMENDMENT NO. 4 _X_
                        (Check appropriate box or boxes)



                              -------------------

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             213 Washington Street
                         Newark, New Jersey 07102-2992
                                 (888) PRU-2888
   (Address and telephone number of depositor's principal executive offices)
                               -------------------

                               THOMAS C. CASTANO
                              Assistant Secretary
                          Pruco Life Insurance Company
                             213 Washington Street
                         Newark, New Jersey 07102-2992
                    (Name and address of agent for service)

                                   Copies to:

        Christopher E. Palmer                       Lee D. Augsburger
            Shea & Gardner                      Assistant General Counsel
   1800 Massachusetts Avenue, N.W.               The Prudential Insurance
        Washington, D.C. 20036                      Company of America
            (202) 828-2093                           751 Broad Street
                                                 Newark, New Jersey 07102
                                                      (973) 367-1388

                           -------------------------


It is proposed that this filing will become effective (Check appropriate space):



[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on February 16, 1999 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on ___________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Title of Securities Being Registered: Interests in Individual Variable
                               Annuity Contracts

                                           CROSS REFERENCE SHEET
                              (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)


N-4 Item Number and Caption                                          Location
---------------------------                                          --------

                                                  PART A

1.    Cover Page.............................................Cover Page
2.    Definitions ...........................................Index of Special Terms
3.    Synopsis or Highlights.................................Summary
4.    Condensed Financial Information........................Accumulation Unit Values Chart
5.    General Description of Registrant,
        Depositor, and Portfolio.............................Cover Page; (Pruco Life Insurance Company,
                                                               The Separate Account); What Investment Options
                                                               Can I Choose?; Other Information
6.    Deductions and Expenses................................Summary; Summary of Contract
                                                               Expenses; What are the Expenses
                                                               Associated with the Discovery Select
                                                               Contract?; Other Information (Sale of
                                                               the Contract; Distributor)
7.    General Description of Variable Annuity Contract.......Cover Page; Summary; Index of
                                                               Special Terms; What is the Discovery
                                                               Select Variable Annuity?; What
                                                               Investment Options Can I Choose?; Other
                                                               Information
8.    Annuity Period.........................................Summary; Payment Provisions
9.    Death Benefit..........................................Summary; What is the Death Benefit?
                                                               Purchases and Contract Value Summary;
                                                               How Can I Purchase a Discovery Select Variable
                                                               Annuity Contract?; Sale of the Contract;
                                                               Distributor
10.   Purchases and Contract Value ..........................Summary; What is the Discovery Select
                                                               Variable Annuity?; Calculating
                                                               Contract Value
11.   Redemptions............................................Summary; If I Need To, How Can I Get
                                                               My Money?; Short Term Cancellation
                                                               Right or "Free Look"
12.   Taxes..................................................Summary; What are the Tax
                                                               Considerations Associated with the
                                                               Discovery Select Contract?
13.   Legal Proceedings......................................Not Applicable
14.   Table of Contents of the Statement of
        Additional Information...............................Other Information


                                                  PART B

15.   Cover Page.............................................Cover Page
16.   Table of Contents......................................Table of Contents
17.   General Information and History........................Cover Page; Company
18.   Services...............................................Performance Information
19.   Purchase of Securities Being Offered...................Part A: Summary; How Can I Purchase
                                                               A Discovery Select Contract?
20.   Underwriters...........................................Part A: Other Information; Part B:
                                                               Distribution of Discovery Select
21.   Calculation of Performance Data........................Appendix A: Performance Information
22.   Annuity Payments.......................................Part A: What Kind of Payments Will I
                                                               Receive During the Income Phase?

                                                  PART C

23.   Financial Statements...................................Part B: Appendix B-Discovery Select
                                                               Financial Information; Appendix D
                                                               Pruco Life Financial Information

Information required to be included in Part C is set forth under the appropriate
Item, so numbered in Part C to this Registration Statement.


                                     PART A

Incorporated by reference to Post-effective Amendment No. 3; filed on December 18, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  [MAY 1], 1999

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS


The DISCOVERY SELECT(SM) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated [May 1], 1999. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14205, New Brunswick, New Jersey 08906-4205, or by telephoning (888) PRU-2888.

                                TABLE OF CONTENTS


                                                            PAGE
                                                            ----

COMPANY................................................      B-2
EXPERTS................................................      B-2
LEGAL OPINIONS.........................................      B-2
PRINCIPAL UNDERWRITER..................................      B-2
DETERMINATION OF SUBACCOUNT UNIT VALUES................      B-2
PERFORMANCE INFORMATION................................      B-3
COMPARATIVE PERFORMANCE INFORMATION....................      B-7
FEDERAL TAX STATUS.....................................      B-7
FINANCIAL INFORMATION..................................      B-11




PRUCO LIFE INSURANCE COMPANY        PRUDENTIAL ANNUITY SERVICE CENTER
213 WASHINGTON STREET               P.O. BOX 14205
NEWARK, NEW JERSEY 07102-2992       NEW BRUNSWICK, NEW JERSEY 08906-4205
                                    TELEPHONE: (888) PRU-2888



* DISCOVERY SELECT is a service mark of Prudential.

Catalog No. [40MZ259J]

                                     COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.


Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.


Prudential is considering converting from a mutual insurance company to a stock insurance company. This process is called demutualization. Legislation allowing Prudential to demutualize has been enacted by the state of New Jersey, However, no plan of demutualization has been adopted by the Board of Directors or approved by policyholders. Approval by state insurance regulators must also be granted. Once the plan of demutualization has been adopted, the process could take two or more years to complete. There will be a continuing evaluation by the Board of Directors and senior management of the company to monitor the potential impact of this process on contractowners.

                                     EXPERTS


The consolidated financial statements of Pruco Life for the years ended December 31, 199_ and December 31, 199_ have been audited by PricewaterhouseCoopers LLP, independent accountants ("PwC"). The report certifying this audit is included in this prospectus. Pruco Life has relied upon this report based on PwC's authority as experts in accounting and auditing. PwC's principal business address is 1777 Avenue of the Americas, New York, New York, 10036.


                                 LEGAL OPINIONS


Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.


                              PRINCIPAL UNDERWRITER


Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-377, acts as a distributior for the contract. PIMS is a wholly-owned subsidiary of Prudential which was organized in 1996 as a limited liability corporation under Delaware law. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


The contract is currently sold by registered representatives of broker-dealers authorized by the principal underwriter and which are affiliated with Prudential. PIMS may enter into selling agreements with broker-dealers otherwise unaffiliated with Prudential. Registered representatives of such other unaffiliated broker-dealers may be paid on a different basis than registered representatives of the principal underwriter or broker-dealers affiliated with Prudential. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. In addition, trail commissions based on the amount of the contract value may be paid.

                     DETERMINATION OF SUBACCOUNT UNIT VALUES


The value for each Subaccount Unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series

Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                             PERFORMANCE INFORMATION

The tables that follow provide performance information for each subaccount through December 31, 1998. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1997 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.

                                     TABLE 1
                           AVERAGE ANNUAL TOTAL RETURN




             [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]








Note 1: This table assumes deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period. This table assumes no deferred sales charges.


                                     TABLE 2
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL






             [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]









Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.


                                     TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL




             [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]








Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1998 were [ ]% and [ ]%, respectively.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                       COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                               FEDERAL TAX STATUS

GENERAL


NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON PRUCO LIFE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. PRUCO LIFE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. PRUCO LIFE DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Pruco Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Pruco Life, and its operations form a part of Pruco Life.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Pruco Life intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, Pruco Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contractowner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement plan or individual retirement account or individual retirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS--NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals--Qualified Contracts" below.)


QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Pruco Life's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals--Qualified Contracts" below.)

o    Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity"
(IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals--Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

o    Roth IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS--QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                              FINANCIAL STATEMENTS

The consolidated financial statements of Pruco Life included herein should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the contracts.

                                     PART C

Incorporated by reference to Post-effective Amendment No. 3, filed on December 18, 1998.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this amendment is filed solely for one or more of the purposes specified in Rule 485(b) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus.

The Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 5th day of January, 1999.




                                  THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                  ANNUITY ACCOUNT
                                  (Registrant)
                                  By: PRUCO LIFE INSURANCE COMPANY
                                  (Depositor)

Attest:   /s/ Clifford E. Kirsch          By:  /s/ Esther H. Milnes
          ------------------------             ------------------------
            Clifford E. Kirsch                   Esther H. Milnes
            Chief Legal Officer                  President


                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                               Title                      Date
----------------------          ----------------------        ------------------

*Esther Milnes                  President and Director        January 5, 1999
----------------------
Esther Milnes


*James J. Avery Jr              Chairman of the Board and
----------------------            Director
James J. Avery Jr



*James M. Schlomann             Vice President and Comptroller
----------------------
James M. Schlomann



*William M. Bethke              Director
----------------------
William M. Bethke


*Ira J. Kleinman                Director
----------------------
Ira J. Kleinman


*Mendel A. Melzer               Director
----------------------
Mendel A. Melzer


*I. Edward Price                Director
----------------------
I. Edward Price


*Kiyofumi Sakaguchi             Director
----------------------
Kiyofumi Sakaguchi





                    *By: /s/ CLIFFORD E. KIRSCH
                    -----------------------------
                          CLIFFORD E. KIRSCH
                          (Attorney-in-Fact)


                                      C-8